Related Party Transactions and Balances (Details) - Schedule of other related party balances - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions and Balances (Details) - Schedule of other related party balances [Line Items]
Expenses paid on behalf of shareholders	[1]	$ 433,560	$ 57,550
Expenses paid on behalf of the Group by a shareholder	[2]	(154,279)
Total		279,281	57,550
Due from related parties:
Due from related parties		336,831	57,550
BPGIC Holdings (shareholder) [Member]
Due from related parties:
Due from related parties		255,818
HBS Investments LP (shareholder) [Member]
Due from related parties:
Due from related parties		17,479	13,388
H Capital International LP (shareholder) [Member]
Due from related parties:
Due from related parties		16,975	11,056
O2 Investments Limited as GP (shareholder) [Member]
Due from related parties:
Due from related parties		9,303	6,181
SBD International LP (shareholder) [Member]
Due from related parties:
Due from related parties		17,851	13,760
SD Holding Limited as GP (shareholder) [Member]
Due from related parties:
Due from related parties		9,850	6,984
Gyan Investments Ltd (shareholder) [Member]
Due from related parties:
Due from related parties		$ 9,555	$ 6,181

[1]	These include legal and corporate expenses paid on behalf of the shareholders.
[2]	These include office rent paid by a shareholder on behalf of the Group.